Credit Suisse High Yield Bond Fund

Schedule of Investments

July 31, 2019 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (104.8%)
Aerospace & Defense (1.3%)
$1,250	TransDigm, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/22 @ 103.75)(1)	(B-, B3)	03/15/27	7.500	$1,321,875
1,940	TransDigm, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/22 @ 103.13)(1)	(B+, Ba3)	03/15/26	6.250	2,039,425

					3,361,300

Auto Parts & Equipment (2.7%)
2,650	Cooper-Standard Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/21 @ 102.81)(1)	(B, B1)	11/15/26	5.625	2,418,125
1,000	Delphi Technologies PLC, Rule 144A, Company Guaranteed Notes(1)	(BB, B1)	10/01/25	5.000	882,500
3,430	Panther Finance Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/22 @ 104.25)(1)	(B, B3)	05/15/27	8.500	3,494,312
500	Panther Finance Co., Inc., Rule 144A, Senior Secured Notes (Callable 05/15/22 @ 103.13)(1)	(B+, Ba3)	05/15/26	6.250	518,600

					7,313,537

Brokerage (1.7%)
4,450	LPL Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/20 @ 104.31)(1)	(BB-, B1)	09/15/25	5.750	4,628,000

Building & Construction (0.6%)
1,591	TopBuild Corp., Rule 144A, Company Guaranteed Notes (Callable 05/01/21 @ 102.81)(1)	(BB-, B1)	05/01/26	5.625	1,636,741

Building Materials (7.5%)
1,500	American Builders & Contractors Supply Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/21 @ 102.94)(1)	(B+, B3)	05/15/26	5.875	1,597,500
55	American Builders & Contractors Supply Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 09/03/19 @ 104.31)(1)	(B+, B3)	12/15/23	5.750	57,062
1,490	American Woodmark Corp., Rule 144A, Company Guaranteed Notes (Callable 03/15/21 @ 102.44)(1)	(BB, Ba3)	03/15/26	4.875	1,482,550
2,225	BMC East LLC, Rule 144A, Senior Secured Notes (Callable 10/01/19 @ 104.13)(1)	(BB, B1)	10/01/24	5.500	2,278,467
675	Core & Main LP, Rule 144A, Senior Unsecured Notes (Callable 08/15/20 @ 103.06)(1)	(B-, Caa1)	08/15/25	6.125	698,625
760	Cornerstone Building Brands, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/21 @ 104.00)(1),(2)	(B-, Caa1)	04/15/26	8.000	743,850
1,970	James Hardie International Finance DAC, Rule 144A, Company Guaranteed Notes (Callable 01/15/23 @ 102.50)(1)	(BB, Ba1)	01/15/28	5.000	1,990,291
415	Jeld-Wen, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/20 @ 102.31)(1)	(BB-, B1)	12/15/25	4.625	409,294
2,500	Jeld-Wen, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/22 @ 102.44)(1)	(BB-, B1)	12/15/27	4.875	2,453,125
4,900	Omnimax International, Inc., Rule 144A, Senior Secured Notes (Callable 08/16/19 @ 100.00)(1)	(CCC+, Caa1)	08/15/20	12.000	4,942,875
3,540	PriSo Acquisition Corp., Rule 144A, Senior Unsecured Notes (Callable 09/03/19 @ 102.25)(1)	(CCC+, Caa1)	05/15/23	9.000	3,354,150

					20,007,789

Cable & Satellite TV (8.5%)
2,300	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 05/15/21 @ 103.75)(1)	(B+, B2)	05/15/26	7.500	2,415,000
2,065	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 09/02/19 @ 103.31)(1)	(B+, B2)	02/15/23	6.625	2,134,694
650	Altice France S.A., Rule 144A, Senior Secured Notes (Callable 05/01/21 @ 103.69)(1)	(B, B2)	05/01/26	7.375	694,281
1,635	Altice France S.A., Rule 144A, Senior Secured Notes (Callable 09/12/19 @ 103.13)(1)	(B, B2)	05/15/24	6.250	1,694,269
1,315	CSC Holdings LLC, Global Senior Unsecured Notes	(B, B3)	06/01/24	5.250	1,375,819
750	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.69)(1)	(BB, Ba3)	02/01/28	5.375	783,750
525	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 102.75)(1)	(BB, Ba3)	04/15/27	5.500	551,250
450	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 08/12/19 @ 102.69)(1)	(BB, Ba3)	07/15/23	5.375	462,645
800	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 103.31)(1)	(BB, Ba3)	10/15/25	6.625	852,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Cable & Satellite TV
$840	CSC Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/20 @ 105.44)(1)	(B, B3)	10/15/25	10.875	$958,394
2,750	Midcontinent Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/15/19 @ 103.44)(1)	(B, B3)	08/15/23	6.875	2,847,900
1,555	Midcontinent Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/15/22 @ 102.69)(1)	(B, B3)	08/15/27	5.375	1,597,762
1,600	Telenet Finance Luxembourg Notes Sarl, Rule 144A, Senior Secured Notes (Callable 12/01/22 @ 102.75)(1)	(BB-, Ba3)	03/01/28	5.500	1,627,200
1,000	Virgin Media Secured Finance PLC, Rule 144A, Senior Secured Notes (Callable 04/15/22 @ 102.50)(1),(3)	(BB-, Ba3)	04/15/27	5.000	1,271,898
3,250	Ziggo B.V., Rule 144A, Senior Secured Notes (Callable 01/15/22 @ 102.75)(1)	(B+, B1)	01/15/27	5.500	3,343,437

					22,610,299

Chemicals (6.0%)
2,000	Alpha 2 B.V., 8.75% Cash, 9.50% PIK, Rule 144A, Senior Unsecured Notes (Callable 09/03/19 @ 102.00)(1),(4)	(CCC+, Caa1)	06/01/23	8.750	1,975,000
2,100	Alpha U.S. Bidco, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/20 @ 103.13)(1)	(CCC+, Caa1)	02/01/25	6.250	2,084,250
2,200	Ingevity Corp., Rule 144A, Senior Unsecured Notes (Callable 02/01/21 @ 102.25)(1)	(NR, Ba3)	02/01/26	4.500	2,145,000
550	Neon Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 04/01/22 @ 105.06)(1)	(B, B3)	04/01/26	10.125	528,000
1,000	Nufarm Americas, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/30/21 @ 102.88)(1)	(BB-, B1)	04/30/26	5.750	950,000
272	Reichhold Industries, Inc., Rule 144A, Senior Secured Notes(1),(5),(6),(7),(8)	(NR, NR)	05/01/18	9.000	3,667
950	Starfruit U.S. Holdco LLC, Rule 144A, Senior Unsecured Notes (Callable 10/01/21 @ 104.00)(1),(2)	(B-, Caa1)	10/01/26	8.000	945,250
1,200	Starfruit U.S. Holdco LLC, Rule 144A, Senior Unsecured Notes (Callable 10/01/21 @ 103.25)(1),(9)	(B-, Caa1)	10/01/26	6.500	1,336,915
2,000	Trinseo Materials Finance, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/01/20 @ 102.69)(1)	(BB-, B2)	09/01/25	5.375	1,902,500
1,250	Tronox, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/21 @ 103.25)(1),(2)	(B-, B3)	04/15/26	6.500	1,201,688
2,625	Venator Materials LLC, Rule 144A, Company Guaranteed Notes (Callable 07/15/20 @ 104.31)(1)	(BB-, B2)	07/15/25	5.750	2,329,687
675	Versum Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/30/21 @ 102.75)(1)	(BB+, Ba3)	09/30/24	5.500	723,938

					16,125,895

Diversified Capital Goods (1.8%)
2,050	Anixter, Inc., Global Company Guaranteed Notes	(BB, Ba3)	03/01/23	5.500	2,198,625
250	Anixter, Inc., Global Company Guaranteed Notes (Callable 09/01/25 @ 100.00)	(BB, Ba3)	12/01/25	6.000	273,125
360	EnerSys, Rule 144A, Company Guaranteed Notes (Callable 01/30/23 @ 100.00)(1)	(BB+, Ba2)	04/30/23	5.000	369,000
350	Harsco Corp. Rule 144A, Company Guaranteed Notes (Callable 07/31/22 @ 102.88)(1)	(BB-, Ba2)	07/31/27	5.750	361,375
1,500	Stevens Holding Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/23 @ 101.53)(1)	(B+, B2)	10/01/26	6.125	1,597,500

					4,799,625

Electronics (1.7%)
2,625	Entegris, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/10/20 @ 103.47)(1)	(BB, Ba2)	02/10/26	4.625	2,675,269
1,800	Sensata Technologies B.V., Rule 144A, Company Guaranteed Notes(1)	(BB+, Ba3)	10/01/25	5.000	1,903,464

					4,578,733

Energy - Exploration & Production (1.7%)
1,981	Talos Production Finance, Inc., Global Secured Notes (Callable 09/03/19 @ 105.50)	(NR, NR)	04/03/22	11.000	2,084,746
2,500	W&T Offshore, Inc., Rule 144A, Secured Notes (Callable 11/01/20 @ 104.88)(1)	(B, B3)	11/01/23	9.750	2,406,250

					4,490,996

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Food - Wholesale (0.8%)
$2,100	Clearwater Seafoods, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/01/20 @ 105.16)(1)	(B+, B3)	05/01/25	6.875	$2,134,125

Forestry & Paper (0.3%)
800	Norbord, Inc., Rule 144A, Senior Secured Notes (Callable 07/15/22 @ 102.88)(1)	(BB+, Ba1)	07/15/27	5.750	810,000

Gaming (3.9%)
825	Boyd Gaming Corp., Global Company Guaranteed Notes (Callable 08/15/21 @ 103.00)	(B, B3)	08/15/26	6.000	865,219
2,500	Churchill Downs, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/23 @ 102.38)(1)	(B+, Ba3)	01/15/28	4.750	2,515,625
3,205	Gateway Casinos & Entertainment Ltd., Rule 144A, Secured Notes (Callable 03/01/20 @ 104.13)(1)	(CCC+, Caa1)	03/01/24	8.250	3,389,287
2,200	Jacobs Entertainment, Inc., Rule 144A, Secured Notes (Callable 02/01/20 @ 105.91)(1)	(B, B2)	02/01/24	7.875	2,343,000
1,250	MGP Finance Co-Issuer, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/26 @ 100.00)(1)	(BB-, B1)	02/01/27	5.750	1,350,325

					10,463,456

Gas Distribution (2.3%)
300	CNX Midstream Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 03/15/21 @ 104.88)(1)	(BB-, B3)	03/15/26	6.500	287,250
1,125	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 02/15/21 @ 104.69)	(B+, B1)	05/15/26	6.250	1,115,156
2,750	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 09/03/19 @ 102.81)	(B+, B1)	06/15/24	5.625	2,715,625
2,000	Holly Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/16/19 @ 104.50)(1)	(BB, B2)	08/01/24	6.000	2,095,000

					6,213,031

Health Facilities (1.8%)
1,250	HCA, Inc., Company Guaranteed Notes (Callable 03/01/28 @ 100.00)	(BB-, Ba2)	09/01/28	5.625	1,381,500
2,625	Sabra Health Care LP, Global Company Guaranteed Notes (Callable 05/15/26 @ 100.00)	(BBB-, Ba1)	08/15/26	5.125	2,749,901
775	Surgery Center Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 105.00)(1)	(CCC, Caa2)	04/15/27	10.000	767,250

					4,898,651

Health Services (1.9%)
2,500	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/19 @ 103.84)(1)	(BB-, Ba2)	10/01/24	5.125	2,562,500
480	CareTrust Capital Corp., Company Guaranteed Notes (Callable 06/01/20 @ 103.94)	(BB, Ba2)	06/01/25	5.250	498,000
1,950	Sotera Health Topco, Inc., 8.125% Cash, 8.875% PIK, Rule 144A, Senior Unsecured Notes (Callable 09/03/19 @ 101.00)(1),(4)	(CCC+, Caa2)	11/01/21	8.125	1,945,125

					5,005,625

Hotels (1.2%)
3,000	ESH Hospitality, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/01/20 @ 102.63)(1)	(BB-, Ba3)	05/01/25	5.250	3,093,750

Insurance Brokerage (4.1%)
1,000	Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/22 @ 107.59)(1)	(CCC+, Caa2)	08/01/26	10.125	1,028,500
3,530	Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/20 @ 103.50)(1)	(CCC+, Caa2)	11/15/25	7.000	3,256,425
1,200	GTCR AP Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/15/22 @ 104.00)(1)	(CCC+, Caa2)	05/15/27	8.000	1,230,000
1,430	HUB International Ltd., Rule 144A, Senior Unsecured Notes (Callable 05/01/21 @ 103.50)(1)	(CCC+, Caa2)	05/01/26	7.000	1,457,699
3,910	NFP Corp., Rule 144A, Senior Unsecured Notes (Callable 07/15/20 @ 103.44)(1)	(CCC+, Caa2)	07/15/25	6.875	3,944,213

					10,916,837

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Investments & Misc. Financial Services (3.1%)
$750	AG Merger Sub II, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/22 @ 108.06)(1)	(B-, Caa1)	08/01/27	10.750	$750,000
3,700	Compass Group Diversified Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 05/01/21 @ 104.00)(1)	(B-, B3)	05/01/26	8.000	3,885,000
3,125	Orchestra Co-Issuer, Inc., Rule 144A, Secured Notes (Callable 09/03/19 @ 103.38)(1)	(B-, B1)	06/15/22	6.750	3,218,750
370	Starwood Property Trust, Inc., Global Senior Unsecured Notes (Callable 09/15/21 @ 100.00)	(BB-, Ba3)	12/15/21	5.000	382,950

					8,236,700

Machinery (1.3%)
1,000	Itron, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/21 @ 102.50)(1)	(BB-, B2)	01/15/26	5.000	1,023,750
2,485	Rexnord LLC, Rule 144A, Company Guaranteed Notes (Callable 12/15/20 @ 102.44)(1)	(BB-, B1)	12/15/25	4.875	2,534,700

					3,558,450

Media - Diversified (1.3%)
925	Diamond Sports Finance Co., Rule 144A, Senior Secured Notes (Callable 08/15/22 @ 102.69)(1)	(BB, Ba2)	08/15/26	5.375	942,344
1,387	Diamond Sports Finance Co., Rule 144A, Senior Unsecured Notes (Callable 08/15/22 @ 103.31)(1)	(B, B2)	08/15/27	6.625	1,420,808
500	National CineMedia LLC, Global Senior Secured Notes (Callable 09/03/19 @ 101.00)	(B+, Ba3)	04/15/22	6.000	505,000
750	National CineMedia LLC, Global Senior Unsecured Notes (Callable 08/15/21 @ 102.88)	(B-, B3)	08/15/26	5.750	723,750

					3,591,902

Media Content (1.0%)
750	Netflix, Inc., Global Senior Unsecured Notes	(BB-, Ba3)	02/15/25	5.875	818,340
800	Netflix, Inc., Global Senior Unsecured Notes	(BB-, Ba3)	11/15/28	5.875	880,000
898	Sirius XM Radio, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/24 @ 102.75)(1)	(BB, Ba3)	07/01/29	5.500	941,778

					2,640,118

Medical Products (0.6%)
1,700	Sotera Health Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 09/03/19 @ 103.25)(1)	(CCC+, Caa2)	05/15/23	6.500	1,729,750

Metals & Mining - Excluding Steel (3.8%)
2,200	Cleveland-Cliffs, Inc., Rule 144A, Senior Secured Notes (Callable 01/15/21 @ 102.44)(1)	(BB, Ba2)	01/15/24	4.875	2,260,500
2,150	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 03/01/21 @ 105.16)(1)	(B, NR)	03/01/26	6.875	2,039,812
2,000	Kaiser Aluminum Corp., Global Company Guaranteed Notes (Callable 09/03/19 @ 104.41)	(BB+, Ba3)	05/15/24	5.875	2,085,000
3,925	Taseko Mines Ltd., Rule 144A, Senior Secured Notes (Callable 09/03/19 @ 104.38)(1),(6)	(B, B3)	06/15/22	8.750	3,802,344

					10,187,656

Oil Field Equipment & Services (3.2%)
2,080	FTS International, Inc., Global Senior Secured Notes (Callable 09/03/19 @ 101.56)	(B, B3)	05/01/22	6.250	1,861,600
2,000	KCA Deutag UK Finance PLC, Rule 144A, Senior Secured Notes (Callable 04/01/20 @ 109.88)(1),(2)	(CCC+, Caa1)	04/01/22	9.875	1,395,000
300	KCA Deutag UK Finance PLC, Rule 144A, Senior Secured Notes (Callable 09/03/19 @ 100.00)(1)	(CCC+, Caa1)	05/15/21	7.250	209,250
675	Nine Energy Service, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/01/20 @ 104.38)(1)	(B, B3)	11/01/23	8.750	663,187
2,580	Pioneer Energy Services Corp., Global Company Guaranteed Notes (Callable 09/03/19 @ 101.53)	(CCC, Caa2)	03/15/22	6.125	1,019,100
3,750	Shelf Drilling Holdings Ltd., Rule 144A, Company Guaranteed Notes (Callable 02/15/21 @ 106.19)(1)	(B-, B3)	02/15/25	8.250	3,468,750

					8,616,887

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Oil Refining & Marketing (0.7%)
$1,725	Coffeyville Finance, Inc., Global Company Guaranteed Notes (Callable 09/03/19 @ 102.17)	(BB-, B1)	11/01/22	6.500	$1,748,719

Packaging (3.3%)
1,000	Ardagh Holdings U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/20 @ 104.50)(1)	(B, B3)	02/15/25	6.000	1,035,000
1,500	Crown Americas Capital Corp. VI, Global Company Guaranteed Notes (Callable 02/01/21 @ 103.56)	(BB-, Ba3)	02/01/26	4.750	1,545,750
2,500	Flex Acquisition Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 01/15/20 @ 103.44)(1)	(CCC+, Caa2)	01/15/25	6.875	2,231,250
3,400	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 102.44)(1)	(BB-, Ba3)	10/15/25	4.875	3,448,875
500	Trivium Packaging Finance B.V., Rule 144A, Senior Secured Notes (Callable 08/15/22 @ 102.75)(1)	((P)B+, B2)	08/15/26	5.500	516,875

					8,777,750

Personal & Household Products (1.0%)
2,000	High Ridge Brands Co., Rule 144A, Company Guaranteed Notes (Callable 03/15/20 @ 104.44)(1)	(C, Caa3)	03/15/25	8.875	100,000
1,822	Mattel, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/31/20 @ 105.06)(1)	(BB-, B1)	12/31/25	6.750	1,919,969
550	Prestige Brands, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/03/19 @ 104.78)(1),(2)	(B, Caa1)	03/01/24	6.375	573,897

					2,593,866

Pharmaceuticals (4.2%)
2,000	Bausch Health Cos., Inc. Rule 144A, Company Guaranteed Notes (Callable 05/30/24 @ 103.63)(1)	(B-, B3)	05/30/29	7.250	2,083,760
1,260	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 09/03/19 @ 101.47)(1)	(B-, B3)	05/15/23	5.875	1,273,797
2,850	Bausch Health Cos., Inc., Rule 144A, Senior Secured Notes (Callable 03/15/20 @ 103.50)(1)	(BB-, Ba2)	03/15/24	7.000	3,013,875
410	Endo Finance LLC, Rule 144A, Company Guaranteed Notes (Callable 09/02/19 @ 103.00)(1)	(CCC+, Caa2)	07/15/23	6.000	262,400
1,350	Endo Finance LLC, Rule 144A, Senior Secured Notes (Callable 04/15/20 @ 102.94)(1)	(B+, B1)	10/15/24	5.875	1,198,125
1,250	Horizon Pharma U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/22 @ 104.13)(1)	(B+, B1)	08/01/27	5.500	1,285,775
2,619	Owens & Minor, Inc., Global Senior Secured Notes (Callable 09/15/24 @ 100.00)	(B, B2)	12/15/24	4.375	1,977,345

					11,095,077

Real Estate Development & Management (1.0%)
2,500	Newmark Group, Inc., Global Senior Unsecured Notes (Callable 10/15/23 @ 100.00)	(BB+, NR)	11/15/23	6.125	2,686,216

Real Estate Investment Trusts (1.1%)
1,400	iStar, Inc., Senior Unsecured Notes (Callable 09/03/19 @ 103.00)	(BB-, Ba3)	04/01/22	6.000	1,438,500
1,500	iStar, Inc., Senior Unsecured Notes (Callable 09/15/19 @ 102.63)	(BB-, Ba3)	09/15/22	5.250	1,528,005

					2,966,505

Recreation & Travel (4.3%)
1,950	Boyne U.S.A., Inc., Rule 144A, Secured Notes (Callable 05/01/21 @ 103.63)(1)	(B, B1)	05/01/25	7.250	2,135,250
2,000	Canada’s Wonderland Co., Global Company Guaranteed Notes (Callable 04/15/22 @ 102.69)	(BB-, B1)	04/15/27	5.375	2,120,000
1,575	Cedar Fair LP, Rule 144A, Company Guaranteed Notes (Callable 07/15/24 @ 102.63)(1)	(BB-, B1)	07/15/29	5.250	1,636,031
1,300	Merlin Entertainments PLC, Rule 144A, Company Guaranteed Notes (Callable 03/17/26 @ 100.00)(1)	(BB, Ba2)	06/15/26	5.750	1,363,375
600	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 102.75)(1)	(BB-, B2)	04/15/27	5.500	633,000
2,150	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 09/03/19 @ 103.66)(1)	(BB-, B2)	07/31/24	4.875	2,203,750
1,320	Speedway Motorsports, Inc., Global Company Guaranteed Notes (Callable 09/03/19 @ 102.56)	(BB+, Ba2)	02/01/23	5.125	1,336,500

					11,427,906

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Restaurants (2.3%)
$3,250	Golden Nugget, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/19 @ 103.38)(1)	(CCC+, B3)	10/15/24	6.750	$3,353,610
2,750	New Red Finance, Inc., Rule 144A, Secured Notes (Callable 10/15/20 @ 102.50)(1)	(B, B3)	10/15/25	5.000	2,811,875

					6,165,485

Software - Services (5.4%)
1,000	CDK Global, Inc., Global Senior Unsecured Notes (Callable 06/01/22 @ 102.44)	(BB+, Ba1)	06/01/27	4.875	1,038,850
1,529	Epicor Software Corp., Rule 144A, Secured Notes (Callable 09/03/19 @ 100.00), LIBOR 3M + 7.250%(1),(10)	(CCC, Caa2)	06/30/23	9.570	1,528,144
1,825	First Data Corp., Rule 144A, Secured Notes (Callable 08/03/19 @ 102.88)(1)	(B+, NR)	01/15/24	5.750	1,880,982
2,650	GD Finance Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/22 @ 102.63)(1)	(B+, B1)	12/01/27	5.250	2,769,250
1,800	Infor U.S., Inc., Company Guaranteed Notes (Callable 08/15/19 @ 101.44)(9)	(CCC+, Caa1)	05/15/22	5.750	2,037,123
3,350	Solera Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 09/03/19 @ 107.88)(1)	(CCC+, Caa1)	03/01/24	10.500	3,604,432
1,500	SS&C Technologies, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/30/22 @ 104.13)(1)	(B+, B2)	09/30/27	5.500	1,562,813

					14,421,594

Specialty Retail (1.7%)
750	GrubHub Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/22 @ 102.75)(1)	(BB, Ba3)	07/01/27	5.500	771,570
1,403	Lithia Motors, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/20 @ 103.94)(1)	(BB, Ba2)	08/01/25	5.250	1,453,859
2,500	Ruyi U.S. Finance LLC, Rule 144A, Senior Secured Notes (Callable 05/01/21 @ 105.63)(1)	(B-, B1)	05/01/25	7.500	2,362,500

					4,587,929

Steel Producers/Products (0.8%)
2,000	Zekelman Industries, Inc., Rule 144A, Senior Secured Notes (Callable 09/03/19 @ 104.94)(1)	(B, B3)	06/15/23	9.875	2,108,750

Support - Services (7.0%)
50	CoreCivic, Inc., Company Guaranteed Notes (Callable 07/15/27 @ 100.00)	(BB, Ba1)	10/15/27	4.750	43,563
2,550	Gartner, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/20 @ 103.84)(1)	(BB-, B1)	04/01/25	5.125	2,629,687
2,465	Gems Education Delaware LLC, Rule 144A, Secured Notes (Callable 07/31/22 @ 103.56)(1)	(B, B2)	07/31/26	7.125	2,525,392
1,950	KAR Auction Services, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/20 @ 103.84)(1)	(B+, B3)	06/01/25	5.125	2,018,250
2,750	Sotheby’s, Rule 144A, Company Guaranteed Notes (Callable 12/15/20 @ 103.66)(1)	(BB-, Ba3)	12/15/25	4.875	2,873,750
1,730	Tempo Acquisition Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 06/01/20 @ 103.38)(1)	(CCC+, Caa1)	06/01/25	6.750	1,792,713
1,900	United Rentals North America, Inc., Company Guaranteed Notes (Callable 01/15/23 @ 102.44)	(BB-, Ba3)	01/15/28	4.875	1,942,541
3,050	WeWork Cos., Inc., Rule 144A, Company Guaranteed Notes(1),(2)	(B+, NR)	05/01/25	7.875	2,979,911
1,753	Williams Scotsman International, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/20 @ 103.44)(1)	(B, B3)	08/15/23	6.875	1,840,650

					18,646,457

Tech Hardware & Equipment (1.6%)
1,750	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 03/15/22 @ 102.50)(1)	(B, B1)	03/15/27	5.000	1,484,770
1,950	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 06/15/20 @ 103.00)(1)	(B, B1)	06/15/25	6.000	1,784,250
675	CommScope, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/22 @ 104.13)(1)	(B, B1)	03/01/27	8.250	667,406
250	CommScope, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/22 @ 103.00)(1)	(BB-, Ba1)	03/01/26	6.000	253,988

					4,190,414

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Telecom - Wireline Integrated & Services (2.7%)
$725	Equinix, Inc., Senior Unsecured Notes (Callable 05/15/22 @ 102.69)	(BBB-, Ba2)	05/15/27	5.375	$780,064
750	GCI LLC Rule 144A, Senior Unsecured Notes (Callable 06/15/21 @ 103.31)(1)	(B, B3)	06/15/24	6.625	800,625
4,000	GTT Communications, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/31/19 @ 105.91)(1),(2)	(CCC, Caa1)	12/31/24	7.875	3,130,000
2,550	QTS Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 11/15/20 @ 103.56)(1)	(BB, B1)	11/15/25	4.750	2,575,500

					7,286,189

Theaters & Entertainment (2.7%)
2,995	AMC Entertainment Holdings, Inc., Global Company Guaranteed Notes (Callable 05/15/22 @ 103.06)(2)	(CCC+, B3)	05/15/27	6.125	2,702,987
855	AMC Entertainment Holdings, Inc., Global Company Guaranteed Notes (Callable 11/15/21 @ 102.94)	(CCC+, B3)	11/15/26	5.875	780,188
1,000	Cinemark U.S.A., Inc., Global Company Guaranteed Notes (Callable 09/03/19 @ 101.63)	(BB, B2)	06/01/23	4.875	1,016,370
400	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/21 @ 104.22)(1)	(B+, Ba3)	03/15/26	5.625	424,500
2,200	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/19 @ 103.66)(1)	(B+, Ba3)	11/01/24	4.875	2,271,500

					7,195,545

Transport Infrastructure/Services (0.9%)
3,150	Navios Maritime Finance II U.S., Inc., Rule 144A, Senior Secured Notes (Callable 09/02/19 @ 104.22)(1)	(B, Caa1)	08/15/22	11.250	2,378,250

TOTAL CORPORATE BONDS (Cost $280,733,345)					279,926,505

BANK LOANS (28.2%)
Aerospace & Defense (0.7%)
1,911	Sequa Mezzanine Holdings LLC, LIBOR 3M + 5.000%(10)	(CCC+, B3)	11/28/21	7.560	1,890,743

Auto Parts & Equipment (0.3%)
725	Dayco Products LLC, LIBOR 3M + 4.250%(7),(10)	(B, B3)	05/19/23	6.772	686,758

Beverages (0.5%)
2,000	The Winebow Group, Inc., LIBOR 1M + 7.500%(6),(10)	(CCC-, Caa2)	01/02/22	9.734	1,370,000

Building Materials (1.6%)
2,000	Airxcel, Inc., LIBOR 1M + 8.750%(6),(10)	(CCC+, Caa2)	04/27/26	10.984	1,830,000
2,488	LBM Borrower LLC, LIBOR 1M + 3.750%(10)	(B+, B2)	08/20/22	5.984	2,493,252

					4,323,252

Chemicals (4.6%)
1,000	Archroma Finance Sarl, LIBOR 3M + 8.250%(6),(7),(10)	(NR, Caa1)	08/11/25	10.591	950,000
2,075	Ascend Performance Materials Operations LLC, LIBOR 1M + 5.250%(10)	(B+, B2)	08/12/22	7.484	2,080,469
470	ASP Chromaflo Intermediate Holdings, Inc., LIBOR 1M + 8.000%(6),(10)	(CCC, Caa2)	11/18/24	10.234	464,828
500	Houghton International, Inc., Prime + 7.500%(10)	(CCC+, Caa1)	12/21/20	13.000	500,000
748	PMHC II, Inc., LIBOR 1M + 3.500%(10)	(B-, B3)	03/31/25	6.100	693,244
2,488	Polar U.S. Borrower LLC, LIBOR 3M + 4.750%(10)	(B, B2)	10/15/25	7.060	2,440,859
1,481	UTEX Industries Inc., LIBOR 1M + 4.000%(10)	(CCC+, B3)	05/21/21	6.234	1,381,839
2,000	Vantage Specialty Chemicals, Inc., LIBOR 3M + 8.250%(6),(7),(10)	(CCC, Caa2)	10/27/25	10.580	1,910,000
2,475	Zep, Inc., LIBOR 3M + 4.000%(10)	(CCC+, Caa1)	08/12/24	6.330	1,976,755

					12,397,994

Diversified Capital Goods (1.9%)
3,250	Cortes NP Acquisition Corp., LIBOR 3M + 4.000%(10)	(B, B2)	11/30/23	6.330	3,099,687
2,045	Dynacast International LLC, LIBOR 3M + 8.500%(6),(10)	(B-, Caa2)	01/30/23	10.830	2,020,716

					5,120,403

Electronics (1.3%)
259	CPI Acquisition, Inc., LIBOR 3M + 4.500%(10)	(CCC+, Caa1)	08/17/22	6.710	208,742
1,000	CPI International, Inc., LIBOR 1M + 7.250%(7),(10)	(CCC+, Caa2)	07/28/25	9.484	960,000
2,472	Oberthur Technologies S.A., LIBOR 3M + 3.750%(10)	(B-, B3)	01/10/24	6.080	2,384,252

					3,552,994

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Energy - Exploration & Production (0.3%)
$2,432	PES Holdings LLC, LIBOR 3M + 0.500%(5),(10)	(D, NR)	12/31/22	9.820	$790,388

Food - Wholesale (0.4%)
1,244	United Natural Foods, Inc., LIBOR 1M + 4.250%(10)	(B+, B2)	10/22/25	6.484	1,053,307

Gas Distribution (1.9%)
2,089	BCP Renaissance Parent LLC, LIBOR 3M + 3.500%(10)	(B+, B1)	10/31/24	5.756	2,091,511
1,000	BCP Renaissance Parent LLC, LIBOR 3M + 3.500%(10)	(B+, B1)	11/01/24	6.076	1,000,940
1,945	Traverse Midstream Partners LLC, LIBOR 2M + 4.000%(10)	(B+, B2)	09/27/24	6.260	1,909,603

					5,002,054

Health Facilities (1.6%)
3,140	Prospect Medical Holdings, Inc., LIBOR 1M + 5.500%(10)	(B, B3)	02/22/24	7.875	3,137,860
1,149	Western Dental Services, Inc., LIBOR 1M + 5.250%(10)	(B-, B3)	06/30/23	7.484	1,143,452

					4,281,312

Health Services (0.6%)
1,496	Athenahealth, Inc., LIBOR 3M + 4.500%(10)	(B, B2)	02/11/26	7.045	1,503,971

Insurance Brokerage (0.7%)
1,955	Acrisure LLC, LIBOR 3M + 4.250%(10)	(B, B2)	11/22/23	6.772	1,948,459

Investments & Misc. Financial Services (0.4%)
215	Ditech Holding Corp., Prime + 7.000%(5),(10)	(D, Ca)	06/30/22	12.500	82,154
865	Ocwen Loan Servicing LLC, LIBOR 1M + 5.000%(10)	(B+, B2)	12/07/20	7.234	864,089

					946,243

Machinery (2.6%)
1,223	LTI Holdings, Inc., LIBOR 1M + 6.750%(10)	(CCC+, Caa2)	09/06/26	8.984	1,121,262
2,500	Milacron LLC, LIBOR 1M + 2.500%(10)	(B+, B2)	09/28/23	4.734	2,501,562
1,000	MW Industries, Inc., LIBOR 3M + 8.000%(6),(10)	(CCC, Caa2)	09/29/25	10.330	982,500
2,475	WireCo WorldGroup, Inc., LIBOR 1M + 9.000%(7),(10)	(B-, Caa2)	09/30/24	11.234	2,462,625

					7,067,949

Medical Products (0.8%)
1,182	ABB Concise Optical Group LLC, LIBOR 1M + 5.000%(7),(10)	(CCC+, B3)	06/15/23	7.201	1,102,003
1,000	Sotera Health Holdings LLC(11)	(B, B1)	05/15/22	5.744	1,002,500

					2,104,503

Personal & Household Products (2.0%)
1,952	ABG Intermediate Holdings 2 LLC, LIBOR 1M + 7.750%(10)	(CCC+, Caa1)	09/29/25	9.984	1,936,286
1,986	Comfort Holding LLC, LIBOR 1M + 4.750%(10)	(CCC+, Caa1)	02/05/24	6.984	1,984,291
2,000	Serta Simmons Bedding LLC, LIBOR 1M + 8.000%(10)	(CCC-, Caa3)	11/08/24	10.314	930,000
491	TricorBraun Holdings, Inc., LIBOR 2M + 3.750(10)	(B-, B2)	11/30/23	6.020	483,761

					5,334,338

Recreation & Travel (0.2%)
53	Bulldog Purchaser, Inc.(6),(11),(12)	(CCC+, Caa2)	09/04/26	3.875	52,368
347	Bulldog Purchaser, Inc., LIBOR 1M + 7.750%(6),(10)	(CCC+, Caa2)	09/04/26	9.984	345,632

					398,000

Software - Services (2.1%)
1,309	Almonde, Inc., LIBOR 1M + 7.250%(10)	(CCC, Caa2)	06/13/25	9.446	1,304,182
2,004	Flexera Software LLC, LIBOR 1M + 7.250%(10)	(CCC+, Caa1)	02/26/26	9.490	2,001,099
635	LDiscovery LLC, LIBOR 3M + 5.875%(10)	(B-, B3)	12/09/22	8.190	632,540
1,750	TigerLuxOne Sarl, LIBOR 3M + 8.250%(10)	(CCC+, Caa1)	02/22/25	10.580	1,754,375

					5,692,196

Specialty Retail (0.9%)
1,500	Boing U.S. Holdco, Inc., LIBOR 1M + 7.500%(7),(10)	(CCC+, Caa2)	10/03/25	9.860	1,485,000
1,000	Sally Holdings LLC(7)	(BB+, Ba1)	07/05/24	4.500	960,000

					2,445,000

Support - Services (1.5%)
1,247	IG Investment Holdings LLC, LIBOR 3M + 4.000%(10)	(B-, B2)	05/23/25	6.273	1,246,072
1,687	Sprint Industrial Holdings LLC, LIBOR 3M + 12.250%(6),(7),(8),(10)	(C, C)	11/14/19	13.500	1,678,259

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Support - Services
$1,000	USS Ultimate Holdings, Inc., LIBOR 6M + 7.750%(10)	(CCC+, Caa2)	08/25/25	9.950	$986,875

					3,911,206

Telecom - Wireline Integrated & Services (0.4%)
1,125	TVC Albany, Inc., LIBOR 1M + 7.500%(7),(10)	(CCC, Caa2)	07/23/26	9.730	1,109,531

Theaters & Entertainment (0.9%)
2,158	Metro-Goldwyn-Mayer, Inc., LIBOR 1M + 4.500%(10)	(B-, B2)	07/03/26	6.740	2,104,489
351	NEG Holdings LLC, LIBOR 3M + 8.000%(7),(8),(10)	(B-, B3)	10/17/22	10.330	330,066

					2,434,555

TOTAL BANK LOANS (Cost $78,909,845)					75,365,156

ASSET BACKED SECURITY (0.5%)
Collateralized Debt Obligations (0.5%)
1,500	Symphony Credit Opportunities Fund, Ltd., 2015-2A, Rule 144A, LIBOR 3M + 3.060%(1),(10) (Cost $1,498,271)	(NR, Baa3)	07/15/28	5.363	1,451,194

Number of Shares

COMMON STOCKS (2.3%)
Auto Parts & Equipment (0.8%)
109,693	UCI International, Inc.(6),(7),(8),(13)				2,193,860

Building & Construction (0.0%)
10	White Forest Resources, Inc.(6),(7),(8),(13)				8

Chemicals (0.4%)
4,893	Huntsman Corp.(6)				100,551
5,400	Project Investor Holdings LLC(6),(7),(8),(13)				54
89,998	Proppants Holdings LLC(6),(7),(8),(13)				869,381

					969,986

Energy - Exploration & Production (0.9%)
777,123	Independence Contract Drilling, Inc.(13)				977,077
111,570	PES Energy, Inc.(6),(13)				27,892
71,901	Talos Energy, Inc.(13)				1,479,723

					2,484,692

Support - Services (0.2%)
2,100	LTR Holdings LLC(6),(7),(8),(13)				487,095
865	Sprint Industrial Holdings LLC, Class G(6),(7),(8),(13)				58,794
78	Sprint Industrial Holdings LLC, Class H(6),(7),(8),(13)				5,331
192	Sprint Industrial Holdings LLC, Class I(6),(7),(8),(13)				13,020

					564,240

Theaters & Entertainment (0.0%)
40	NEG Holdings LLC, Litigation Trust Units(6),(7),(8),(13)				40

TOTAL COMMON STOCKS (Cost $9,226,359)					6,212,826

WARRANT (0.0%)
Chemicals (0.0%)
22,499	Project Investor Holdings LLC, expires 02/20/2022(6),(7),(8),(13) (Cost $11,699)				—

SHORT-TERM INVESTMENT (3.4%)
8,938,490	State Street Navigator Securities Lending Government Money Market Portfolio, 2.35%(14) (Cost $8,938,490)				8,938,490

TOTAL INVESTMENTS AT VALUE (139.2%) (Cost $379,318,009)					371,894,171

LIABILITIES IN EXCESS OF OTHER ASSETS (-39.2%)					(104,686,054)

NET ASSETS (100.0%)					$267,208,117

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, these securities amounted to a value of $233,121,522 or 87.2% of net assets.

(2)	Security or portion thereof is out on loan.
(3)	This security is denominated in British Pound.
(4)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
(5)	Bond is currently in default.
(6)	Illiquid security (unaudited).
(7)	Security is valued using significant unobservable inputs.
(8)	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
(9)	This security is denominated in Euro.
(10)	Variable rate obligation — The interest rate shown is the rate in effect as of July 31, 2019.
(11)

The rates on certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The interest rate shown is the rate in effect as of July 31, 2019.

(12)	Unfunded loan commitment.
(13)	Non-income producing security.
(14)	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at July 31, 2019.

INVESTMENT ABBREVIATIONS

1M = 1 Month

2M = 2 Month

3M = 3 Month

6M = 6 Month

LIBOR = London Interbank Offered Rate

NR = Not Rated

Sarl - société à responsabilité limitée

Forward Foreign Currency Contracts

Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Net Unrealized Appreciation (Depreciation)
EUR	1,327,000	USD	1,511,189	10/11/19	JPMorgan Chase	$1,511,189	$1,485,749	$(25,440)
EUR	994,940	USD	1,170,209	10/11/19	Morgan Stanley	1,170,209	1,113,965	(56,244)
GBP	1,052,529	USD	1,390,288	10/11/19	Morgan Stanley	1,390,288	1,293,048	(97,240)
USD	6,362,105	EUR	5,366,026	10/11/19	Morgan Stanley	(6,362,105)	(6,007,965)	354,140
USD	3,052,892	GBP	2,273,513	10/11/19	Morgan Stanley	(3,052,892)	(2,793,044)	259,848
USD	35,483	GBP	27,885	10/11/19	JPMorgan Chase	(35,483)	(34,257)	1,226

								$436,290

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

SECURITY VALUATION — The Board of Trustees (the “Board”) is responsible for the Fund’s valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”), who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Fund’s pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1–quoted prices in active markets for identical investments
•	Level 2–other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3–significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2019 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3		Total
Investments in Securities
Corporate Bonds	$—	$279,922,838	$3,667		$279,926,505
Bank Loans	—	61,730,914	13,634,242		75,365,156
Asset Backed Securities	—	1,451,194	—		1,451,194
Common Stocks	1,580,274	1,004,969	3,627,583		6,212,826
Warrants	—	—	0	(1)	0	(1)
Short-term Investment	—	8,938,490	—		8,938,490

	$1,580,274	$353,048,405	$17,265,492		$371,894,171

Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$615,214	$—		$615,214

Liabilities	Level 1	Level 2	Level 3		Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$178,924	$—		$178,924

(1)	Includes zero valued securities.
*	Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

The following is a reconciliation of investments as of July 31, 2019 for which significant unobservable inputs were used in determining fair value. All transfers, if any, are assumed to occur at the end of the reporting period.

	Corporate Bonds	Bank Loans	Common Stocks	Preferred Stock		Warrants	Total
Balance as of October 31, 2018	$1,554,070	$15,532,190	$3,450,657	$0	(1)	$—	$20,536,917
Accrued discounts (premiums)	3,642	667,745	—	—		—	671,387
Purchases	254,291	4,431,207	646,636	—		11,699	5,343,833
Sales	(266,817)	(2,956,812)	—	—		—	(3,223,629)
Realized gain (loss)	8,192	(2,479,452)	(231,540)	(250,835)		—	(2,953,635)
Change in unrealized appreciation (depreciation)	(21,567)	1,296,325	(210,277)	250,835		(11,699)	1,303,617
Transfers into Level 3	—	4,922,003	—	—		—	4,922,003
Transfers out of Level 3	(1,528,144)	(7,778,964)	(27,893)	—		—	(9,335,001)

Balance as of July 31, 2019	$3,667	$13,634,242	$3,627,583	$—		$0 (1)	$17,265,492

Net change in unrealized appreciation (depreciation) from investments still held as of July 31, 2019	$(6,112)	$1,238,125	$311,280	$—		(11,699)	$1,531,594

(1)	Includes zero valued securities.

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value At 7/31/2019	Valuation Techniques	Unobservable Input	Range (Weighted Average)
Corporate Bonds	$3,667	Income Approach	Expected Remaining Distribution	N/A
Bank Loans	$330,066	Market Approach	Comparable Bond Price	N/A
	$1,678,259	Income Approach	Expected Remaining Distribution	N/A
	$11,625,917	Vendor Pricing	Single Broker Quote	$0.93 – $1.00 ($0.97)
Common Stocks	$77,185	Income Approach	Expected Remaining Distribution	$1.00 – $67.94 ($65.68)
	$1,356,538	Market Approach	EBITDA Multiples	3.7 – 6.6 (6.2)
	$2,193,860	Vendor Pricing	Single Broker Quote	N/A
Warrants	$0	Market Approach	EBITDA Multiples	5.6 (N/A)

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

During the period ended July 31, 2019, $4,922,003 was transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs and $9,335,001 was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.